INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INCOME AND SOCIAL CONTRIBUTION TAXES
Income taxes recoverable	R$ 344,856	R$ 483,452
Social contribution taxes recoverable	40,222	35,825
Total	385,078	519,277
Current	382,386	R$ 519,277
Non-current	R$ 2,692